UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2011



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2011

                                                                      (Form N-Q)

48454-1211                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
October 31, 2011 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (96.9%)

            CONSUMER DISCRETIONARY (14.7%)
            ------------------------------
            ADVERTISING (0.7%)
  195,880   Omnicom Group, Inc.                                       $    8,713
                                                                      ----------
            APPAREL RETAIL (1.8%)
  108,900   Abercrombie & Fitch Co. "A"                                    8,102
   73,194   Buckle, Inc.(a)                                                3,262
   74,390   Ross Stores, Inc.                                              6,526
   97,170   TJX Companies, Inc.                                            5,726
                                                                      ----------
                                                                          23,616
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (1.8%)
   86,176   Coach, Inc.                                                    5,607
    9,808   Fossil, Inc.*                                                  1,017
   35,227   lululemon athletica, inc.*                                     1,990
   95,251   Polo Ralph Lauren Corp.                                       15,125
                                                                      ----------
                                                                          23,739
                                                                      ----------
            AUTO PARTS & EQUIPMENT (0.7%)
  119,900   BorgWarner, Inc.*                                              9,171
                                                                      ----------
            AUTOMOTIVE RETAIL (0.5%)
   86,500   O'Reilly Automotive, Inc.*                                     6,578
                                                                      ----------
            CABLE & SATELLITE (0.6%)
   90,131   DIRECTV "A"*                                                   4,098
1,762,145   Sirius Satellite Radio, Inc.*                                  3,154
                                                                      ----------
                                                                           7,252
                                                                      ----------
            CASINOS & GAMING (1.0%)
  282,300   Las Vegas Sands Corp.*                                        13,254
                                                                      ----------
            EDUCATION SERVICES (0.9%)
  136,417   Apollo Group, Inc. "A"*                                        6,459
   89,312   ITT Educational Services, Inc.*(a)                             5,534
                                                                      ----------
                                                                          11,993
                                                                      ----------
            FOOTWEAR (0.3%)
   39,507   Deckers Outdoor Corp.*                                         4,553
                                                                      ----------
            HOMEFURNISHING RETAIL (0.3%)
   62,629   Bed Bath & Beyond, Inc.*                                       3,873
                                                                      ----------
            HOTELS, RESORTS & CRUISE LINES (0.5%)
  169,800   Ctrip.com International Ltd. ADR*                              5,919
                                                                      ----------
            INTERNET RETAIL (3.3%)
  107,693   Amazon.com, Inc.*                                             22,994
   41,181   Priceline.com, Inc.*                                          20,908
                                                                      ----------
                                                                          43,902
                                                                      ----------
            MOVIES & ENTERTAINMENT (0.4%)
  317,889   News Corp. "A"                                                 5,569
                                                                      ----------

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1  | USAA Aggressive Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            RESTAURANTS (1.7%)
  355,273   Starbucks Corp.                                           $   15,042
  123,200   Yum! Brands, Inc.                                              6,600
                                                                      ----------
                                                                          21,642
                                                                      ----------
            SPECIALTY STORES (0.2%)
   58,373   PetSmart, Inc.                                                 2,741
                                                                      ----------
            Total Consumer Discretionary                                 192,515
                                                                      ----------
            CONSUMER STAPLES (1.8%)
            -----------------------
            HYPERMARKETS & SUPER CENTERS (0.6%)
   92,300   Costco Wholesale Corp.                                         7,684
                                                                      ----------
            PACKAGED FOODS & MEAT (0.7%)
  156,900   General Mills, Inc.                                            6,046
   37,100   Green Mountain Coffee Roasters, Inc.*                          2,412
                                                                      ----------
                                                                           8,458
                                                                      ----------
            PERSONAL PRODUCTS (0.5%)
   69,000   Estee Lauder Companies, Inc. "A"                               6,793
                                                                      ----------
            Total Consumer Staples                                        22,935
                                                                      ----------
            ENERGY (9.8%)
            -------------
            COAL & CONSUMABLE FUELS (0.5%)
  145,500   Peabody Energy Corp.                                           6,310
                                                                      ----------
            INTEGRATED OIL & GAS (2.6%)
  176,746   Exxon Mobil Corp.                                             13,802
  225,526   Occidental Petroleum Corp.                                    20,960
                                                                      ----------
                                                                          34,762
                                                                      ----------
            OIL & GAS DRILLING (0.6%)
  113,098   Diamond Offshore Drilling, Inc.(a)                             7,412
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (3.7%)
   50,379   Baker Hughes, Inc.                                             2,922
   84,121   Cameron International Corp.*                                   4,134
   39,901   Core Laboratories N.V.(a)                                      4,320
  322,500   FMC Technologies, Inc.*                                       14,454
  111,043   Oceaneering International, Inc.                                4,645
  251,100   Schlumberger Ltd.                                             18,448
                                                                      ----------
                                                                          48,923
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.8%)
   57,035   Anadarko Petroleum Corp.                                       4,477
   85,432   Canadian Natural Resources                                     3,020
  130,800   Concho Resources, Inc.*                                       12,390
   55,200   Range Resources Corp.                                          3,800
                                                                      ----------
                                                                          23,687
                                                                      ----------
            OIL & GAS REFINING & MARKETING (0.6%)
  322,403   Valero Energy Corp.                                            7,931
                                                                      ----------
            Total Energy                                                 129,025
                                                                      ----------
            FINANCIALS (3.2%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
   93,300   Franklin Resources, Inc.                                       9,949
                                                                      ----------
            CONSUMER FINANCE (0.4%)
  109,629   American Express Co.                                           5,549
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (0.4%)
  317,700   TD Ameritrade Holding Corp.                                    5,331
                                                                      ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
  170,300   JPMorgan Chase & Co.                                      $    5,920
                                                                      ----------
            SPECIALIZED FINANCE (1.1%)
   22,900   CME Group, Inc.                                                6,310
   67,100   IntercontinentalExchange, Inc.*                                8,715
                                                                      ----------
                                                                          15,025
                                                                      ----------
            Total Financials                                              41,774
                                                                      ----------
            HEALTH CARE (11.5%)
            -------------------
            BIOTECHNOLOGY (1.9%)
  163,197   Amgen, Inc.                                                    9,346
   49,500   Biogen Idec, Inc.*                                             5,760
  141,100   Celgene Corp.*                                                 9,148
   27,629   Gilead Sciences, Inc.*                                         1,151
                                                                      ----------
                                                                          25,405
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (0.7%)
  112,529   AmerisourceBergen Corp.                                        4,591
  115,088   Cardinal Health, Inc.                                          5,095
                                                                      ----------
                                                                           9,686
                                                                      ----------
            HEALTH CARE EQUIPMENT (2.8%)
  141,817   Edwards Lifesciences Corp.*                                   10,696
  261,208   Hologic, Inc.*                                                 4,210
   33,737   Intuitive Surgical, Inc.*                                     14,637
  112,700   Varian Medical Systems, Inc.*                                  6,618
                                                                      ----------
                                                                          36,161
                                                                      ----------
            HEALTH CARE SERVICES (0.8%)
  166,500   Express Scripts, Inc.*                                         7,614
   34,455   Laboratory Corp. of America Holdings*                          2,889
                                                                      ----------
                                                                          10,503
                                                                      ----------
            HEALTH CARE TECHNOLOGY (0.4%)
   89,600   Cerner Corp.*                                                  5,683
                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (1.1%)
  200,804   Bruker Corp.*                                                  2,898
   51,889   Life Technologies Corp.*                                       2,110
  115,846   Waters Corp.*                                                  9,282
                                                                      ----------
                                                                          14,290
                                                                      ----------
            MANAGED HEALTH CARE (2.3%)
  631,615   UnitedHealth Group, Inc.                                      30,311
                                                                      ----------
            PHARMACEUTICALS (1.5%)
   84,987   Abbott Laboratories                                            4,578
   65,600   Perrigo Co.                                                    5,923
   93,700   Shire plc ADR                                                  8,836
                                                                      ----------
                                                                          19,337
                                                                      ----------
            Total Health Care                                            151,376
                                                                      ----------
            INDUSTRIALS (11.5%)
            -------------------
            AEROSPACE & DEFENSE (2.0%)
  116,552   Boeing Co.                                                     7,668
  127,326   Honeywell International, Inc.                                  6,672
  156,900   United Technologies Corp.                                     12,235
                                                                      ----------
                                                                          26,575
                                                                      ----------
            AIR FREIGHT & LOGISTICS (0.5%)
   99,900   C.H. Robinson Worldwide, Inc.                                  6,936
                                                                      ----------

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3  | USAA Aggressive Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            CONSTRUCTION & ENGINEERING (0.8%)
  174,100   Fluor Corp.                                               $    9,898
                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.6%)
  131,738   Caterpillar, Inc.                                             12,444
   46,569   Cummins, Inc.                                                  4,630
  138,900   Deere & Co.                                                   10,543
   71,227   Joy Global, Inc.                                               6,211
                                                                      ----------
                                                                          33,828
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (0.9%)
  460,057   General Electric Co.                                           7,687
   74,308   Tyco International Ltd.                                        3,385
                                                                      ----------
                                                                          11,072
                                                                      ----------
            INDUSTRIAL MACHINERY (3.0%)
  416,800   Danaher Corp.                                                 20,152
   65,332   Dover Corp.                                                    3,628
  139,900   Illinois Tool Works, Inc.                                      6,803
  110,405   Parker-Hannifin Corp.                                          9,004
                                                                      ----------
                                                                          39,587
                                                                      ----------
            RAILROADS (1.7%)
  227,000   Union Pacific Corp.                                           22,602
                                                                      ----------
            Total Industrials                                            150,498
                                                                      ----------
            INFORMATION TECHNOLOGY (39.4%)
            ------------------------------
            APPLICATION SOFTWARE (3.5%)
  170,697   Adobe Systems, Inc.*                                           5,020
  154,365   Autodesk, Inc.*                                                5,341
  211,374   Citrix Systems, Inc.*                                         15,395
  141,700   Intuit, Inc.                                                   7,605
   91,100   Salesforce.com, Inc.*                                         12,132
                                                                      ----------
                                                                          45,493
                                                                      ----------
            COMMUNICATIONS EQUIPMENT (5.1%)
1,593,914   Cisco Systems, Inc.                                           29,535
  457,552   Emulex Corp.*                                                  3,834
   18,126   F5 Networks, Inc.*                                             1,884
  551,175   QUALCOMM, Inc.                                                28,441
  123,026   Riverbed Technology, Inc.*                                     3,393
                                                                      ----------
                                                                          67,087
                                                                      ----------
            COMPUTER HARDWARE (5.9%)
  174,939   Apple, Inc.*                                                  70,812
  467,713   Dell, Inc.*                                                    7,394
                                                                      ----------
                                                                          78,206
                                                                      ----------
            COMPUTER STORAGE & PERIPHERALS (4.3%)
1,525,803   EMC Corp.*                                                    37,397
  308,804   NetApp, Inc.*                                                 12,649
  259,063   QLogic Corp.*                                                  3,619
   57,927   SanDisk Corp.*                                                 2,935
                                                                      ----------
                                                                          56,600
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
  219,400   Visa, Inc. "A"                                                20,461
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (5.4%)
   99,400   Baidu, Inc. ADR*                                              13,934
  271,179   eBay, Inc.*                                                    8,632
   53,548   Google, Inc. "A"*                                             31,735
  196,750   IAC/InterActiveCorp.*                                          8,033
   26,901   Sohu.com, Inc.*                                                1,625

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   219,800   VeriSign, Inc.                                           $    7,053
                                                                      ----------
                                                                          71,012
                                                                      ----------
             IT CONSULTING & OTHER SERVICES (4.2%)
   311,086   Cognizant Technology Solutions Corp. "A"*                    22,631
   174,060   International Business Machines Corp.                        32,137
                                                                      ----------
                                                                          54,768
                                                                      ----------
             SEMICONDUCTORS (3.4%)
   621,198   Altera Corp.                                                 23,556
   178,542   Analog Devices, Inc.                                          6,529
   513,208   Intersil Corp. "A"                                            6,143
   254,943   Xilinx, Inc.                                                  8,531
                                                                      ----------
                                                                          44,759
                                                                      ----------
             SYSTEMS SOFTWARE (6.1%)
   111,630   BMC Software, Inc.*                                           3,880
   103,926   Check Point Software Technologies Ltd.*                       5,989
   891,068   Microsoft Corp.                                              23,729
 1,230,353   Oracle Corp.                                                 40,319
    88,193   Red Hat, Inc.*                                                4,379
    91,734   Symantec Corp.*                                               1,561
                                                                      ----------
                                                                          79,857
                                                                      ----------
             Total Information Technology                                518,243
                                                                      ----------
             MATERIALS (3.8%)
             ----------------
             DIVERSIFIED METALS & MINING (1.1%)
   127,420   Freeport-McMoRan Copper & Gold, Inc.                          5,130
    60,133   Rio Tinto plc ADR                                             3,251
    88,732   Teck Cominco Ltd. "B"                                         3,558
    42,855   Walter Energy, Inc.                                           3,242
                                                                      ----------
                                                                          15,181
                                                                      ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (1.1%)
   192,600   Monsanto Co.                                                 14,012
                                                                      ----------
             SPECIALTY CHEMICALS (0.9%)
   163,700   Ecolab, Inc.                                                  8,814
    31,641   Sherwin-Williams Co.                                          2,617
                                                                      ----------
                                                                          11,431
                                                                      ----------
             STEEL (0.7%)
   144,571   Cliffs Natural Resources, Inc.                                9,862
                                                                      ----------
             Total Materials                                              50,486
                                                                      ----------
             TELECOMMUNICATION SERVICES (1.2%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (1.2%)
   226,500   American Tower Corp. "A"*                                    12,480
   130,856   Vodafone Group plc ADR                                        3,643
                                                                      ----------
                                                                          16,123
                                                                      ----------
             Total Telecommunication Services                             16,123
                                                                      ----------
             Total Common Stocks (cost: $1,070,847)                    1,272,975
                                                                      ----------
             MONEY MARKET INSTRUMENTS (3.6%)

             MONEY MARKET FUNDS (3.6%)
47,873,385   State Street Institutional Liquid Reserve Fund,
                0.15%(b)(cost: $47,873)                                   47,873
                                                                      ----------

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5  | USAA Aggressive Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (1.0%)

             MONEY MARKET FUNDS (1.0%)
13,121,249   Fidelity Institutional Money Market Portfolio,
                0.15%(b)(cost: $13,121)                               $   13,121
                                                                      ----------

             TOTAL INVESTMENTS (COST: $1,131,841)                     $1,333,969
                                                                      ==========

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)
                                         QUOTED PRICES     (LEVEL 2)
                                           IN ACTIVE         OTHER           (LEVEL 3)
                                            MARKETS       SIGNIFICANT       SIGNIFICANT
                                         FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                      ASSETS          INPUTS            INPUTS               TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $   1,272,975    $        --      $         --     $  1,272,975
Money Market Instruments:
  Money Market Funds                            47,873             --                --           47,873
Short-Term Investments Purchased With
Cash Collateral From Securities Loaned:
  Money Market Funds                            13,121             --                --           13,121
--------------------------------------------------------------------------------------------------------
Total                                    $   1,333,969    $        --      $         --     $  1,333,969
--------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                           COMMON STOCKS
--------------------------------------------------------------------------------------------------------
Balance as of July 31, 2011                                                                         $411
Purchases                                                                                              -
Sales                                                                                                (29)
Transfers into Level 3                                                                                 -
Transfers out of Level 3                                                                               -
Net realized (loss)                                                                               (1,130)
Change in net unrealized appreciation/depreciation                                                   748
--------------------------------------------------------------------------------------------------------
Balance as of October 31, 2011                                                                        $-
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through October 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
October 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Aggressive Growth Fund Shares and Aggressive Growth Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it

================================================================================

7  | USAA Aggressive Growth Fund

================================================================================

identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of October 31, 2011, was approximately $12,122,000.

E. NEW ACCOUNTING PRONOUNCEMENTS --
--------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3

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9  | USAA Aggressive Growth Fund

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securities on a gross basis, rather than net. This adoption had no impact on the
Fund's financial statements or disclosures.

F. As of October 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2011, were $223,992,000 and $21,864,000, respectively, resulting in net unrealized appreciation of $202,128,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,314,029,000 at October 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)   The security or a portion thereof was out on loan as of October 31, 2011.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2011.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended OCTOBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     12/22/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     12/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.